Subsequent Events (Details) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 25, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Debt financing total				$ 3,000,000
Purchase price				$ 3,400,000
Weighted average exercise price					$ 4.50
Stock options, grants					237,803
Equity Option [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options, granted	1,843,489		540,126
Weighted average exercise price			$ 3.00
Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 17,000,000.0
Debt instrument, description		The first tranche of $15.0 million will be funded within five business days of the date of the Loan Agreement. The second tranche of $2.0 million is available, at the Company’s request, between October 30, 2021 and November 30, 2021, provided the Company achieves certain revenue and EBITDA thresholds.
Debt instrument, interest rate terms		The Company is required to pay only interest during the first eighteen months after funding of the tranche and thereafter, the Company shall repay such loan amount in thirty consecutive monthly installments of principal plus accrued interest.
Debt instrument maturity date, description		The loan facility bears an annual interest rate of the prime rate as published in the Wall Street Journal, subject to a floor 3.25%, plus 8.75%. On the final repayment date, Company is also obligated to pay a final payment fee equal to seven and one-half percent (7.5%) of the amount of the applicable advance.
Debt issuance costs		$ 200,000
Warrants purchase, description		In connection with the Loan Agreement, the Company issued the Lender warrants to purchase up to 346,500 shares (increasing to 392,700 shares upon funding of the second tranche) shares of common stock that were immediately vested with an exercise price of $3.00 per share and a term of the earlier of (i) March 24, 2031 and (ii) the third anniversary of the Company’s listing on Nasdaq.
Interest Rate Floor [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate		3.25%
Prime Rate [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate		8.75%